Undiscovered Managers Behavioral Value Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 2000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(3.93%)	9.67%	8.70%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(6.00%)	7.87%	7.20%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.00%)	7.41%	6.73%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(0.12%)	10.31%	8.85%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	1.64%	11.13%	9.56%